Summary of significant accounting policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of significant accounting policies
Number of reportable segments | segment	1
Foreign exchange gains/(losses)	¥ 16,405	¥ (12,213)	¥ (11,061)
Bank acceptance notes endorsed to suppliers	618,760	369,553
Impairment of goodwill	0	0
Shipping cost	113,707	107,985	103,940
Advertising costs	28,584	32,334	34,830
Employee social security and welfare benefits	358,433	307,283	323,685
Government grants	¥ 21,279	¥ 44,658	¥ 71,503
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Profit appropriation to statutory reserves	¥ 263	¥ 290